Financial Instruments - Changes in Fair Value for Partnership's Contingent Consideration Liability Measured Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) (Scott Spirit [Member], USD $)
In Thousands, unless otherwise specified
	1 Months Ended			12 Months Ended
	Oct. 01, 2013	Oct. 01, 2012	Dec. 31, 2012	Dec. 31, 2013 Contingent consideration [Member]	Dec. 31, 2012 Contingent consideration [Member]	Oct. 01, 2012 Contingent consideration [Member]	Dec. 31, 2011 Contingent consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of period			$ (5,681)	$ (5,681)	$ (10,894)
Initial liability included in Partners' Equity							(10,082)
Settlement of liability	6,000	5,900		6,000	5,870	5,870
Unrealized loss included in Other income - net				(319)	(657)		(812)
Balance at end of period			$ (5,681)		$ (5,681)		$ (10,894)